Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non–Current Assets
Other non-current assets	$ 510	$ 569
Intangibles and goodwill	33,088	37,048
Right-of-use assets	24,103	27,746
Property, plant and equipment	160,974	173,397
Total Non-Current Assets	218,675	238,760
Current Assets
Inventories	169,557	149,055
Tax receivable	15,540	15,022
Trade and other receivables	64,117	109,798
Cash and cash equivalents	106,450	132,145
Total Current Assets	355,664	406,020
TOTAL ASSETS	574,339	644,780
Non-Current Liabilities
Debt due after more than one year	(358,747)	(301,129)
Other long-term liabilities	(43,112)	0
Lease liabilities	(22,230)	(25,514)
Stock warrants	(5,462)	(10,407)
Deferred tax liabilities	(537)	(779)
Total Non-Current Liabilities	(430,088)	(337,829)
Current Liabilities
Debt due within one year	(118)	(191)
Government and other grants	(32,216)	(38,941)
Trade and other payables	(89,927)	(99,641)
Lease liabilities due within one year	(6,495)	(5,582)
Total Current Liabilities	(128,756)	(144,355)
Equity
Share capital and share premium	(758,114)	(754,023)
Foreign currency translation reserve	(15,253)	19,706
Other reserves	(104,957)	(104,957)
Accumulated deficit	862,513	676,223
Total equity attributable to equity holders of the parent	(15,811)	(163,051)
Non-controlling interests	316	455
Total Equity	(15,495)	(162,596)
TOTAL EQUITY AND LIABILITIES	$ (574,339)	$ (644,780)